Accounting for Warrant Liability (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Warrants:
Term (in years)	5 years	5 years
Volatility – pre announcement	10.00%	10.00%
Volatility – post announcement	22.00%	30.00%
Risk-free rate	1.04%	0.469%
Fair value of warrants (in Dollars per share)	$ 1.73	$ 1.52
Public Warrants:
Simulated warrant value (in Dollars per share)		1.49
Publicly-traded value (in Dollars per share)		$ 1.49